UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5021

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/04

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus Premier
Short-Intermediate
Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Short-Intermediate
Municipal Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier Short-Intermediate Municipal Bond Fund covers the six-month period from April 1, 2004, through September 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Monica Wieboldt.

The U.S. economy has alternated between signs of strength and weakness, causing heightened volatility in the municipal bond market. Although the Federal Reserve Board (the “Fed”) raised short-term interest rates three times during the reporting period, bond prices generally have held up better than many analysts expected, as investors apparently have revised their economic expectations in response to the insurgency in Iraq, higher energy prices and some disappointing labor statistics.

The Fed’s move to a less accommodative monetary policy may be signaling the beginning of a new phase in the economic cycle.At times such as these, when market conditions are in a period of transition, we believe it is especially important for investors to stay in close touch with their financial advisors.Your financial advisor can help you rebalance your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

The Dreyfus Corporation
October 15, 2004

DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Senior Portfolio Manager

How did Dreyfus Premier Short-Intermediate Municipal Bond
Fund perform relative to its benchmark?

For the six-month period ended September 30, 2004, the fund produced total returns of 0.27% for Class A shares, –0.05% for Class B shares, 0.41% for Class D shares and 0.27% for Class P shares.1 In comparison, the Lehman Brothers 3-Year Municipal Bond Index (the “Index”), the fund’s benchmark, provided a total return of 0.66% for the reporting period.2 In addition, the average total return during the same period for all funds reported in the Lipper Short Municipal Debt Funds category was 0.25% .3

The reporting period was characterized by heightened market volatility as investors’ expectations of economic growth and inflation continued to change.The fund produced higher returns than its Lipper category average for three of the four classes, partly due to its core holdings, which have provided higher yields than are available from newly issued securities. However, the fund underperformed the Index, which does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax. The fund will invest only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond’s potential volatility in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with the portfolio manager’s changing views of the current interest-rate and market environment.The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The fund was influenced by heightened market volatility, especially during the first half of the reporting period, when reports of an unexpectedly strong U.S. labor market and higher energy prices rekindled investors’ inflation concerns. As investors in April and May revised forward their expectations of the timing of higher interest rates, municipal bond prices generally declined.

The Federal Reserve Board (the “Fed”) fulfilled investors’ revised expectations in late June, when it implemented its first increase in short-term interest rates in over four years. Additional rate hikes followed in August and September, and the reporting period ended with an overnight federal funds rate of 1.75% . At the same time, however, the U.S. economy hit a “soft patch” during the summer, and inflationary pressures appeared to be moderating.As a result, intermediate- and longer-term municipal bonds generally rallied, offsetting the reporting period’s earlier declines.

In this environment, rising yields on shorter-term bonds and declining yields on longer-term bonds led to a reduction in “spreads” along the short- to intermediate-term maturity spectrum. In addition, bond prices were supported by a relatively limited supply of new issues and robust demand from investors who were attracted by municipal bonds’ high after-tax returns relative to U.S.Treasury securities. Securities at the longer end of the intermediate-term range benefited most from these supply-and-demand dynamics.

As market condition evolved, we increased the fund’s holdings in the four- and five-year maturity range, and we focused on reducing holdings in the one- to two-year part of the maturity spectrum, where yield spreads tightened as the Fed raised rates. This shift benefited the fund’s performance as longer-term yields declined.We attempted to balance the fund’s longer-term holdings with investments in securities with maturities of less than one year, taking advantage of narrower yield differences among securities with maturities between one week and one year. We believed that securities in this range would be less sensitive to rising interest rates. Finally, during periods of market weakness, we attempted to increase the fund’s holdings of what we believed were higher-yielding bonds available at attractive prices, including securities from smaller issuers that large institutional investors may have overlooked.

What is the fund’s current strategy?

We have continued to seek out opportunities to provide an attractive yield while looking to manage volatility. As yield differences among short-term municipal securities narrow, we believe we should be able to increase the fund’s yield without a significant extension of the fund’s average duration. Unlike longer-term securities, the short-intermediate sector generally is subject to greater potential vulnerability to further moves by the Fed. Accordingly, as of the end of the reporting period, we are adopting an increasingly defensive position in anticipation of higher interest rates. In our view, these are prudent strategies in today’s evolving economic and market environments.

October 15, 2004

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-
exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Short Intermediate Municipal Bond Fund from April 1, 2004 to September 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2004
	Class A	Class B	Class D	Class P

Expenses paid per $1,000 †	$ 4.32	$ 8.27	$ 3.67	$ 4.37
Ending value (after expenses)	$1,002.70	$999.50	$1,004.10	$1,002.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2004
	Class A	Class B	Class D	Class P

Expenses paid per $1,000 †	$ 4.36	$ 8.34	$ 3.70	$ 4.41
Ending value (after expenses)	$1,020.76	$1016.80	$1,021.41	$1,020.71

† Expenses are equal to the fund’s annualized expense ratio of .86% for Class A, 1.65% for Class B, .73% for Class D and .87% for Class P; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2004 (Unaudited)

	Principal
Long-Term Municipal Investments—97.9%	Amount ($)	Value ($)

Alaska—1.0%
Alaska Housing Finance Corp.
(State Capital Project) 4%, 7/1/2005 (Insured; MBIA)	2,635,000	2,681,376
Arizona—1.8%
Maricopa County, Pollution Control Corp., PCR
(Southern California Edison Co.) 2.90%, 3/2/2009	5,000,000	4,920,700
Arkansas—.8%
Arkansas Student Loan Authority, Revenue
(Student Loan) 5.35%, 6/1/2009	2,000,000	2,105,820
California—6.3%
California:
1.98%, 2/3/2005	4,250,000	4,250,000
Economic Recovery 5%, 7/1/2008	2,000,000	2,184,340
California Department of Water Resources, Power
Supply Revenue 5.25%, 5/1/2007 (Insured; MBIA)	2,500,000	2,700,775
California Pollution Control Financing Authority,
PCR (Southern California Edison Co.) 2%, 3/1/2006	3,500,000	3,480,645
California Statewide Communities Development Authority,
COP (The Internext Group) 4.25%, 4/1/2005	1,975,000	1,989,931
Redding, Electric System Revenue, COP
9.613%, 6/1/2005 (Insured; FGIC)	550,000 [a]	564,245
San Diego County, COP
(Burnham Institute) 5.15%, 9/1/2006	400,000	416,668
Truckee-Donner Public Utility District, COP:
3%, 1/1/2005	500,000	501,035
4%, 1/1/2007	1,000,000	1,026,210
Colorado—1.5%
Countrydale Metropolitan District
3.50%, 12/1/2007 (LOC; Compass Bank)	3,000,000	3,046,860
Mesa County Valley School District Number 51, COP
4%, 12/1/2004	1,000,000	1,002,640
Connecticut—.9%
Greenwich Housing Authority, MFHR (Greenwich Close):
5.95%, 9/1/2006	310,000	317,161
6.05%, 9/1/2007	330,000	340,418
Mashantucket Western Pequot Tribe, Special Revenue
6.50%, 9/1/2005	1,260,000	1,307,086
Mohegan Tribe of Indians of Connecticut Gaming
Authority, Priority Distribution Payment,
Public Improvement 5%, 1/1/2008	500,000	531,465

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

District of Columbia—1.6%
District of Columbia:
5%, 6/1/2005	500,000	510,865
COP 5%, 1/1/2005 (Insured; AMBAC)	1,000,000	1,008,060
Tax Increment Revenue (Mandarin Oriental)
Zero Coupon, 7/1/2005 (Insured; FSA)	2,890,000	2,852,979
Florida—4.5%
Highlands County Health Facilities Authority, Revenue
(Adventist Health/Sunbelt) 3.35%, 9/1/2005	4,000,000	4,050,360
Hillsborough County Industrial Development Authority,
HR (Tampa General Hospital Project) 4%, 10/1/2006	1,640,000	1,689,544
Lee County Industrial Development Authority,
Health Care Facilities Revenue (Cypress
Cove Healthpack) 5.875%, 10/1/2004	2,000,000	1,999,960
Miami-Dade County, Aviation Revenue
5.25%, 10/1/2008 (Insured; FGIC)	2,000,000	2,187,100
Tampa, Revenue (Health System-
Catholic Health) 5%, 11/15/2009	1,000,000	1,096,970
West Orange Healthcare District, Revenue
5.30%, 2/1/2007	1,155,000	1,231,727
Georgia—1.0%
Development Authority of the City of Milledgeville
and Baldwin County, Revenue (Georgia College
and State University Foundation Property III,
LLC Student Housing System Project):
5%, 9/1/2007	640,000	673,971
5%, 9/1/2008	835,000	883,714
5%, 9/1/2009	1,045,000	1,106,038
Hawaii—.5%
Kuakini, Health System Special Purpose Revenue
5%, 7/1/2007	1,235,000	1,275,113
Illinois—4.4%
Alton, Hospital Facility Revenue (Saint
Anthonys Health Center) 5.875%, 9/1/2006	830,000	855,581
Chicago Housing Authority, Capital Program Revenue
5%, 7/1/2006	4,000,000	4,191,040
Chicago Wastewater Transmission, Revenue
5.30%, 1/1/2005 (Insured; FGIC)	2,000,000	2,018,400
Flora, Revenue (Heritage Woods Project)
3.75%, 10/23/2004 (LOC; FHLB)	3,250,000	3,263,683
Northern Illinois University, Revenues (Auxilary Facilities
System) Zero Coupon, 4/1/2006 (Insured; FGIC)	1,865,000	1,810,318

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Indiana—2.6%
Indiana Development Finance Authority, SWDR
(Waste Management Inc., Project) 2.70%, 10/1/2004	2,000,000 [b]	1,999,600
Indiana Health Facility Financing Authority, HR
(Methodist Hospital Inc.) 5%, 9/15/2005	1,000,000	1,027,590
Purdue University, University Revenues
(Purdue University Student Facilities System)
5%, 7/1/2006	3,755,000	3,953,640
Iowa—6.0%
Ankeny Community School District, Sales and Services
Tax Revenue (School Infrastructure) 4%, 7/1/2006	2,560,000	2,640,307
Eddyville, PCR (Cargill Inc. Project)
5.40%, 10/1/2006	2,760,000	2,931,286
Iowa Student Loan Liquidity Corp.,
Student Loan Revenue:
7.823%, 12/1/2005	5,000,000 [a,c]	5,333,550
4.55%, 12/1/2007 (Insured; AMBAC)	3,000,000	3,155,820
Polk County, Revenue (Catholic Health Initiatives)
4.55%, 12/1/2004	2,405,000	2,416,424
Kansas—1.5%
Burlington, EIR (Kansas City Power and Light):
4.75%, Series A, 10/1/2007	1,000,000	1,052,040
4.75%, Series B, 10/1/2007	2,000,000	2,104,080
4.75%, Series D, 10/1/2007	1,000,000	1,052,040
Louisiana—3.7%
Calcasieu Parish Industrial Development Board, PCR
(Occidental Petroleum Project) 4.80%, 12/1/2006	3,000,000	3,134,550
Louisiana Correctional Facilities Corp., LR
5%, 12/15/2004	2,000,000	2,013,140
Saint Charles Parish, PCR (Entergy
Louisiana Inc. Project) 4.90%, 6/1/2005	4,900,000	4,965,562
Massachusetts—2.4%
Massachusetts Development Finance Agency:
EIR (Mead Westvaco Corp.) 2.25%, 11/1/2004	1,000,000	999,930
RRR (Semass System) 5%, 1/1/2005 (Insured; MBIA)	4,000,000	4,030,720
Massachusetts Health and Educational Facilities
Authority, Revenue (Partners Healthcare System)
5%, 7/1/2008	1,500,000	1,631,235
Michigan—5.3%
Eaton County, Temporary Notes (Carrier Creek
Drain Number 326) 2.75%, 12/1/2006	2,000,000	2,002,900

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Michigan (continued)
Michigan Hospital Finance Authority:
(Henry Ford Health System) 5%, 3/1/2005	1,000,000	1,012,530
(Sparrow Obligation Group):
5%, 11/15/2005	1,250,000	1,289,575
5%, 11/15/2006	1,500,000	1,577,610
5.25%, 11/15/2008	3,000,000	3,247,830
University of Michigan, University Revenues
(Hospital) 5%, 12/1/2006	5,100,000	5,408,907
Mississippi—1.2%
Mississippi (Gaming Counties
Highway Improvements Project)
5%, 10/1/2008 (Insured; AMBAC)	3,000,000	3,288,180
Nebraska—1.2%
University of Nebraska, University Revenues
(Lincoln Memorial Stadium)
5%, 11/1/2007	3,035,000	3,267,390
Nevada—1.1%
Washoe County Airport Authority,
Airport System Improvement Revenue
5%, 7/1/2005 (Insured; FGIC)	3,025,000	3,096,632
New Hampshire—.7%
New Hampshire Business Finance Authority,
PCR (United Illuminating )
3.50%, 2/1/2009	2,000,000	2,000,100
New Jersey—5.3%
New Jersey Economic Development Authority, Revenue:
Construction 5%, 6/15/2008	6,000,000	6,526,080
Department of Human Services (Pooled Financing)
4%, 7/1/2005	1,350,000	1,371,209
First Mortgage (Cadbury Corp. Project)
4.65%, 7/1/2006 (Insured; ACA)	1,565,000	1,605,956
Market Transition Facility
5%, 7/1/2005 (Insured; MBIA)	2,500,000	2,562,250
Union County Utilities Authority, Solid Waste Revenue
Senior Lease (Ogden Martin)
5.50%, 6/1/2008 (Insured; AMBAC)	2,240,000	2,453,360
New Mexico—.7%
Jicarilla Apache Nation, Revenue 4%, 9/1/2008	765,000	794,743
New Mexico Financing Authority, Revenue Public Project
Revolving Fund) 4%, 6/1/2007 (Insured; AMBAC)	1,145,000	1,201,494

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

New York—11.1%
Dutchess County Industrial Development Agency,
IDR (IBM Project) 5.45%, 12/1/2009	2,000,000	2,200,140
Long Island Power Authority,
Electric System Revenue
4.50%, 6/1/2005	2,250,000	2,288,183
New York City 5%, 8/1/2006	1,500,000	1,579,080
New York State 5.625%, 8/15/2009	5,000,000	5,213,750
New York State Dormitory Authority:
(City University System Consolidated Fifth
General Resolution Revenue)
5.25%, 1/1/2009	2,000,000	2,192,140
LR (Court Facilities Lease-New York City Issue)
5%, 5/15/2007	3,500,000	3,740,310
(South Nassau Communities Hospital)
5.25%, 7/1/2009	945,000	1,023,019
New York State Urban Development Corp.,
Correctional and Youth Facilities,
Service Contract Revenue
(Empire State Development Corp.)
5.25%, 1/1/2009	2,000,000	2,188,940
Port Authority of New York and New Jersey,
Special Obligation Revenue, (Special Project—
JFK International Air Terminal 6)
6.25%, 12/1/2008 (Insured; MBIA)	2,000,000	2,239,380
Tobacco Settlement Financing Corp.,
Revenue Asset Backed:
5%, 6/1/2006	1,200,000	1,257,696
4%, 6/1/2007	4,275,000	4,444,632
5%, 6/1/2007	2,000,000	2,133,400
North Carolina—.6%
North Carolina Medical Care Commission
Retirement Facilities, Revenue, First Mortgage
(Cypress Glen) 3.80%, 10/1/2007	1,500,000	1,509,210
Ohio—3.5%
Hamilton County Local District, Cooling Facilities
Revenue (Trigen Cinergy) 4.60%, 6/1/2009	2,000,000	2,050,800
Lorain County, HR, Improvement
(Catholic Healthcare):
5%, 10/1/2006	3,655,000	3,851,127
5.25%, 10/1/2007	3,515,000	3,783,968

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Oklahoma—3.3%
Oklahoma Development Finance Authority, LR:
(Master Oklahoma State System Higher Education)
4%, 6/1/2006	1,000,000	1,033,420
(Oklahoma State System Higher Education)
3%, 12/1/2008 (Insured; MBIA)	1,000,000	1,016,120
Tulsa County Independent School District:
4%, 7/1/2005	1,125,000	1,144,721
4%, 7/1/2006	1,125,000	1,166,603
4%, 7/1/2007	1,125,000	1,182,622
4%, 7/1/2008	1,160,000	1,225,552
Tulsas Port Catoosa Facilities Authority, Revenue
(Cargill Inc. Project) 5.35%, 9/1/2006	2,100,000	2,224,068
Pennsylvania—4.0%
Allegheny County, Airport Revenue
(Pittsburgh International Airport)
5.75%, 1/1/2006 (Insured; MBIA)	2,000,000	2,086,040
Delaware County Industrial Development Authority,
PCR (Peco Energy Co. Project)
5.20%, 10/1/2004	3,000,000	3,000,210
Montgomery County Industrial Development Authority,
PCR (Peco Energy Co. Project)
5.30%, 10/1/2004	3,380,000	3,380,237
Philadelphia Hospitals and Higher Education
Facilities Authority, Revenue (Health System)
5%, 5/15/2009 (Insured; FGIC)	2,310,000	2,496,648
Rhode Island—.4%
Rhode Island Health and Educational Building Corp.,
Revenue (Hospital Financing)
3%, 9/1/2006 (LOC; Fleet National Bank)	1,165,000	1,183,419
South Carolina—.8%
College of Charleston, Higher Education Facilities Revenue:
4%, 10/1/2004 (Insured; FGIC)	1,100,000	1,100,077
4%, 10/1/2005 (Insured; FGIC)	1,145,000	1,170,900
Texas—3.5%
Gulf Coast Waste Disposal Authority,
SWDR (Quaker Oats Co. Project)
5.70%, 5/1/2006	2,750,000	2,888,105
Houston Water and Sewer System, Revenue
5%, 12/1/2005 (Insured; MBIA)	2,355,000	2,445,526
Matagorda County Navigation District Number 1, PCR
(Central Power) 2.15%, 11/1/2004	2,000,000	1,999,480

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Texas (continued)
North Central Texas Health Facility Development Corp.,
Revenue (Baylor Health Care System Project)
5.50%, 5/15/2007	2,000,000	2,153,580
Utah—.9%
Utah Board of Regents, Student Loan Revenue
5%, 5/1/2006	2,310,000	2,406,673
Virginia—9.8%
Fairfax County, Public Improvement
4%, 6/1/2005	10,000,000	10,159,800
Fairfax County Economic Development Authority, RRR
5.85%, 2/1/2006 (Insured; AMBAC)	4,000,000	4,205,760
Fredericksburg Industrial Development Authority,
Hospital Facilities Revenue (Medicorp
Health System) 5%, 8/15/2006	1,665,000	1,749,848
Hopewell, Public Improvement
5%, 7/15/2009	3,250,000	3,446,495
Roanoke Industrial Development Authority, HR
(Carilion Health System) 4%, 7/1/2006	3,235,000	3,347,222
Southwest Virginia Regional Jail Authority,
Jail Facilities Grant Anticipation Notes
3%, 9/1/2006 (Insured; MBIA)	4,000,000	4,038,080
Washington—1.0%
Energy Northwest, Wind Project Revenue
4.30%, 7/1/2005	615,000	623,044
Washington, COP
(Department of Ecology)
4.50%, 4/1/2008 (Insured; AMBAC)	1,000,000	1,067,540
Washington Public Power Supply System
(Nuclear Project Number 2 Revenue)
5.75%, 7/1/2009	1,000,000	1,130,620
Wisconsin—1.8%
Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds
5.50%, 6/1/2006	2,000,000	2,046,820
Racine, SWDR (Republic Services Project)
3.25%, 4/1/2009	3,000,000	2,966,280
U.S. Related—1.2%
Puerto Rico Public Buildings Authority,
Revenue (Government Facilities)
4.50%, 7/1/2007	2,000,000	2,106,680

The Fund 13

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

U.S. Related (continued)
Virgin Islands Public Finance Authority, Revenue
6%, 10/1/2006	1,220,000	1,284,672
Total Long-Term Municipal Investments
(cost $265,876,690)		268,393,695

Short-Term Municipal Investments—1.4%

Connecticut;
Connecticut Health and Educational Facilities Authority,
Revenue, VRDN (Quinnipac University)
1.69% (Insured; AGIC) (cost $4,000,000)	4,000,000 [d]	4,000,000

Total Investments (cost $269,876,690)	99.3%	272,393,695
Cash and Receivables (Net)	.7%	1,791,559
Net Assets	100.0%	274,185,254

Summary of Abbreviations

ACA	American Capital Access	HR	Hospital Revenue
AGIC	Asset Guaranty Insurance	IDR	Industrial Development Revenue
	Company	LOC	Letter of Credit
AMBAC	American Municipal Bond	LR	Lease Revenue
	Assurance Corporation	MBIA	Municipal Bond Investors
COP	Certificate of Participation		Assurance Insurance
EIR	Environmental Improvement		Corporation
	Revenue	MFHR	Multi-Family Housing Revenue
FGIC	Financial Guaranty Insurance	PCR	Pollution Control Revenue
	Company	RRR	Resources Recovery Revenue
FHLB	Federal Home Loan Bank	SWDR	Solid Waste Disposal Revenue
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

AAA		Aaa		AAA	26.9
AA		Aa		AA	24.7
A		A		A	30.9
BBB		Baa		BBB	11.3
F1		MIG1/P1		SP1/A1	4.2
Not Rated [e]		Not Rated [e]		Not Rated [e]	2.0
					100.0

† Based on total investments.
[a] Inverse Floater Security—the interest rate is subject to change periodically.
[b] Purchased on a delayed delivery basis.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be liquid by the Board of Trustees. At September 30, 2004, these securities amounted to
$5,333,550 or 1.9% of net assets.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.
[e] Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	269,876,690	272,393,695
Cash		1,474,484
Interest receivable		3,782,564
Receivable for shares of Beneficial Interest subscribed		17,406
Prepaid expenses		27,283
		277,695,432

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		139,244
Payable for investment securities purchased		3,255,363
Payable for shares of Beneficial Interest redeemed		85,841
Accrued expenses		29,730
		3,510,178

Net Assets ($)		274,185,254

Composition of Net Assets ($):
Paid-in capital		277,097,028
Accumulated undistributed investment income—net		89,221
Accumulated net realized gain (loss) on investments		(5,518,000)
Accumulated net unrealized appreciation
(depreciation) on investments		2,517,005

Net Assets ($)		274,185,254

Net Asset Value Per Share
	Class A	Class B	Class D	Class P

Net Assets ($)	12,816,992	2,221,636	255,339,960	3,806,666
Shares Outstanding	999,597	173,209	19,905,665	296,630

Net Asset Value Per Share ($)	12.82	12.83	12.83	12.83

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended September 30, 2004 (Unaudited)
Investment Income ($):
Interest Income	4,359,320
Expenses:
Management fee—Note 3(a)	701,126
Distribution fees—Note 3(b)	138,732
Shareholder servicing costs—Note 3(c)	103,943
Registration fees	34,530
Professional fees	24,160
Custodian fees	17,063
Prospectus and shareholders’ reports	12,039
Trustees’ fees and expenses—Note 3(d)	4,979
Loan commitment fees—Note 2	897
Miscellaneous	13,626
Total Expenses	1,051,095
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(5,491)
Net Expenses	1,045,604
Investment Income—Net	3,313,716

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	415,425
Net unrealized appreciation (depreciation) on investments	(2,813,063)
Net Realized and Unrealized Gain (Loss) on Investments	(2,397,638)
Net Increase in Net Assets Resulting from Operations	916,078

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited)	March 31, 2004

Operations ($):
Investment income—net	3,313,716	8,227,953
Net realized gain (loss) on investments	415,425	1,612,855
Net unrealized appreciation
(depreciation) on investments	(2,813,063)	(2,853,002)
Net Increase (Decrease) in Net Assets
Resulting from Operations	916,078	6,987,806

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(131,508)	(187,323)
Class B shares	(14,155)	(12,100)
Class D shares	(3,113,023)	(7,946,793)
Class P shares	(43,088)	(58,051)
Total Dividends	(3,301,774)	(8,204,267)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	5,972,200	13,598,335
Class B shares	1,395,849	1,386,600
Class D shares	23,508,161	63,544,078
Class P shares	806,000	4,817,438
Dividends reinvested:
Class A shares	115,624	145,214
Class B shares	10,481	9,342
Class D shares	2,666,575	6,841,893
Class P shares	35,518	48,998
Cost of shares redeemed:
Class A shares	(2,723,361)	(4,317,986)
Class B shares	(469,686)	(208,007)
Class D shares	(45,525,985)	(113,596,902)
Class P shares	(591,990)	(1,268,925)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(14,800,614)	(28,999,922)
Total Increase (Decrease) in Net Assets	(17,186,310)	(30,216,383)

Net Assets ($):
Beginning of Period	291,371,564	321,587,947
End of Period	274,185,254	291,371,564
Undistributed investment income—net	89,221	—

	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited)	March 31, 2004

Capital Share Transactions:
Class Aa
Shares sold	467,566	1,050,211
Shares issued for dividends reinvested	9,040	11,218
Shares redeemed	(213,132)	(333,157)
Net Increase (Decrease) in Shares Outstanding	263,474	728,272

Class B [a]
Shares sold	109,164	107,110
Shares issued for dividends reinvested	819	721
Shares redeemed	(36,700)	(16,066)
Net Increase (Decrease) in Shares Outstanding	73,283	91,765

Class D
Shares sold	1,836,666	4,902,719
Shares issued for dividends reinvested	208,445	527,858
Shares redeemed	(3,556,817)	(8,765,084)
Net Increase (Decrease) in Shares Outstanding	(1,511,706)	(3,334,507)

Class P
Shares sold	62,673	371,482
Shares issued for dividends reinvested	2,775	3,782
Shares redeemed	(46,115)	(98,044)
Net Increase (Decrease) in Shares Outstanding	19,333	277,220

a During the period ended September 30, 2004, 412 Class B shares representing $5,268 were automatically converted to 412 Class A shares and during the period ended March 31, 2004, 16,012 Class B shares representing $207,307 were automaticaly converted to 16,013 class A shares.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	September 30, 2004	Year Ended March 31,

Class A Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	12.93	12.98	13.06
Investment Operations:
Investment income—net [b]	.14	.33	.02
Net realized and unrealized
gain (loss) on investments	(.11)	(.05)	(.08)
Total from Investment Operations	.03	.28	(.06)
Distributions:
Dividends from investment income—net	(.14)	(.33)	(.02)
Net asset value, end of period	12.82	12.93	12.98

Total Return (%) [c]	.27[d]	2.17	(.46)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[e]	.87	1.14[e]
Ratio of net investment income
to average net assets	2.24[e]	2.47	3.25[e]
Portfolio Turnover Rate	20.00[d]	38.06	77.91

Net Assets, end of period ($ x 1,000)	12,817	9,516	102

[a]	From March 12, 2003 (commencement of initial offering) to March 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

	Six Months Ended
	September 30, 2004	Year Ended March 31,

Class B Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	12.93	12.98	13.06
Investment Operations:
Investment income—net [b]	.10	.22	.01
Net realized and unrealized
gain (loss) on investments	(.11)	(.05)	(.08)
Total from Investment Operations	(.01)	.17	(.07)
Distributions:
Dividends from investment income—net	(.09)	(.22)	(.01)
Net asset value, end of period	12.83	12.93	12.98

Total Return (%) [c]	(.05)[d]	1.35	(.50)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65[e]	1.69	1.83[e]
Ratio of net investment income
to average net assets	1.46[e]	1.67	1.91[e]
Portfolio Turnover Rate	20.00[d]	38.06	77.91

Net Assets, end of period ($ x 1,000)	2,222	1,292	106

[a]	From March 12, 2003 (commencement of initial offering) to March 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2004			Year Ended March 31,

Class D Shares	(Unaudited)	2004	2003 [a]	2002 [b]	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	12.93	12.98	12.91	13.01	12.81	13.08
Investment Operations:
Investment income—net	.15[c]	.35[c]	.43[c]	.52[c]	.55	.54
Net realized and unrealized
gain (loss) on investments	(.10)	(.05)	.08	(.10)	.20	(.27)
Total from Investment Operations	.05	.30	.51	.42	.75	.27
Distributions:
Dividends from investment
income—net	(.15)	(.35)	(.44)	(.52)	(.55)	(.54)
Dividends from net realized
gain on investments	—	—	(.00)[d]	—	—	(.00)[d]
Total Distributions	(.15)	(.35)	(.44)	(.52)	(.55)	(.54)
Net asset value, end of period	12.83	12.93	12.98	12.91	13.01	12.81

Total Return (%)	.41[e]	2.31	3.99	3.24	5.96	2.10

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73[f]	.75	.72	.69	.71	.73
Ratio of net investment income
to average net assets	2.38[f]	2.68	3.34	3.98	4.26	4.15
Portfolio Turnover Rate	20.00[e]	38.06	77.91	54.94	37.77	39.10

Net Assets, end of period
($ x 1,000)	255,340	276,976	321,379	356,127	280,379	270,181

[a] The fund commenced offering four classes of shares on March 12, 2003.The existing shares were redesignated
Class D shares and the fund added Class A, Class B and Class P.
[b] As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on a scientific basis for debt securities on a daily basis.The effect of this change for the period ended March 31, 2002 was to increase net investment income per share by $.01, and decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 3.96% to 3.98%. Per share data and ratios/supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding at each month end.
[d] Amount represents less than $.01 per share.
[e] Not annualized.
[f] Annualized.

See notes to financial statements.

	Six Months Ended
	September 30, 2004	Year Ended March 31,

Class P Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	12.94	12.98	13.06
Investment Operations:
Investment income—net [b]	.14	.32	.02
Net realized and unrealized
gain (loss) on investments	(.11)	(.03)	(.08)
Total from Investment Operations	.03	.29	(.06)
Distributions:
Dividends from investment income—net	(.14)	(.33)	(.02)
Net asset value, end of period	12.83	12.94	12.98

Total Return (%)	.27[c]	2.24	(.45)[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[d]	.87	.94[d]
Ratio of net investment income
to average net assets	2.23[d]	2.41	2.90[d]
Portfolio Turnover Rate	20.00[c]	38.06	77.91

Net Assets, end of period ($ x 1,000)	3,807	3,587	1

[a]	From March 12, 2003 (commencement of initial offering) to March 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class D and Class P. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class P shares are sold at net asset value per share with a minimum initial investment of $100,000. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class A shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on invest-ments,is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $5,933,425 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2004. If not applied, $82,442 of the carryover expires in fiscal 2008, $304,210 expires in fiscal 2009, $5,502,769 expires in fiscal 2011 and $44,004 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2004 was as follows: tax exempt income $8,204,267. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2004, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed with respect to Class D shares, 1 1 / 2 % of the value of the fund’s average daily net assets, attributable to Class D shares, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended September 30, 2004, there was no expense reimbursement pursuant to the Agreement.

During the period ended September 30, 2004, the Distributor retained $1,056 earned from commissions on sales of the fund’s Class A shares and $6,119 and $2,209 from contingent deferred sales charges on redemptions on the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class D shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B shares and .10 of 1% of the value of the average daily net assets of Class D shares. During the period ended September 30, 2004, Class B and Class D shares were charged $7,317 and $131,415, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class P shares pay the distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A, Class B and Class P shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B and Class P shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2004, Class A, Class B and Class P shares were charged $14,743, $2,439 and $4,842, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2004, the fund was charged $37,885 pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $113,026, Rule 12b-1 distribution plan fees $22,456 and shareholder services plan fees $3,762.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2004, amounted to $54,968,010 and $74,764,127, respectively.

At September 30, 2004, accumulated net unrealized appreciation on investments was $2,517,005, consisting of $2,867,256 gross unrealized appreciation and $350,251 gross unrealized depreciation.

At September 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC and the directors of all or substantially all of the Dreyfus funds, on behalf of a pur-

ported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 29

For More	Information

Dreyfus Premier	Transfer Agent &
Short-Intermediate	Dividend Disbursing Agent
Municipal Bond Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending December 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

© 2004 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not Applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	[Reserved]
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies
and Affiliated Purchasers.
Not applicable.
Item 9.	Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 10.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.
(a)(1)	not applicable
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 23, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 23, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)